Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559


                      FIRST TRUST EXCHANGE-TRADED FUND IV

                    FIRST TRUST ENHANCED SHORT MATURITY ETF
                                  (the "Fund")

               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 6, 2014,
                      AS SUPPLEMENTED ON OCTOBER 29, 2014
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 6, 2014,
           AS SUPPLEMENTED ON SEPTEMBER 25, 2014 AND OCTOBER 29, 2014


                             DATED NOVEMBER 7, 2014

           Notwithstanding anything to the contrary in the prospectus or statement of additional information for the Fund, on November 10, 2014, the Fund will undergo a one-for-two reverse share split, whereby each share of the Fund outstanding as of the close of business on November 7, 2014 will automatically convert to one-half share as of the opening of business on November 10, 2014. The CUSIP number for the new shares is 33739Q408.



        PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
         STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE